Recent accounting pronouncements and authoritative literature	6 Months Ended
Jun. 30, 2011
Recent accounting pronouncements and authoritative literature

14. Recent accounting pronouncements and authoritative literature:

On March 30, 2010, the President of the United States signed the Health Care and Education Reconciliation Act of 2010, which is a reconciliation bill that amends the Patient Protection and Affordable Care Act that was signed by the President on March 23, 2010. Certain provisions of this law became effective during 2010. We have reviewed our health insurance plan provisions with third-party consultants and continue to evaluate our position relative to the changes in the law. We do not believe that the provisions which have taken effect will have a significant impact on the operation of our existing health insurance plan. However, future provisions under the law which become effective in subsequent periods may impact our health insurance plan and our overall financial position. We are evaluating these provisions as they become effective and continue to seek guidance from the FASB and SEC related to the implications of this new legislation on accounting and disclosure requirements. We expect that this legislation will have an impact on our financial position, results of operations and cash flows, but we cannot determine the extent of the impact at this time.

In December 2010, the FASB provided additional guidance related to business combinations to require each public entity that presents comparative financial statements to disclose the revenue and earnings of the combined entity as if the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. In addition, this amendment expands the supplemental pro forma disclosures related to such a business combination to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This guidance should be applied prospectively for business combinations for which the acquisition date is on or after January 1, 2011, for calendar-year reporting entities. We adopted this standard on January 1, 2011 with no material impact on our financial position, results of operations or cash flows.

In December 2010, the FASB issued additional guidance related to accounting for intangible assets and goodwill. The amendments in this update modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with the existing guidance and examples, which require that goodwill of a reporting unit be tested for impairment between annual test dates if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This update is effective for public entities with fiscal years beginning after December 15, 2010 and interim periods within those years. We adopted this standard effective January 1, 2011. We do not expect this guidance to have a material effect on our financial position, results of operations or cash flows.

In May 2011, the FASB issued guidance pertaining to fair value measurement that included a common definition of fair value and information to assist reporting entities to measure and disclose fair value with regards to U.S. GAAP and International Financial Reporting Standards (“IFRS”) convergence issues. This guidance becomes effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. We are currently evaluating the impact that this accounting guidance may have on our consolidated financial position, results of operations and cash flows.

In June 2011, the FASB issued guidance pertaining to the presentation of comprehensive income. This guidance, which is effective retrospectively for interim and annual periods beginning on or after December 15, 2011 with early adoption permitted, requires the presentation of total comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. We do not expect the adoption of this guidance to have a material impact on our consolidated financial position, results of operations and cash flows.